Related Party Transactions - Summary of Significant Borrowing Transactions With Related Parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	₩ 164	₩ 86
Borrowing		0
Repayment		0
Others		78
Ending		164
Korea Credit Bureau Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	17,003	27,889
Borrowing	0	0
Repayment	0	0
Others	23,567	(10,886)
Ending	40,570	17,003
Incheon Bridge Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	40,992	48,639
Borrowing	72,000	67,100
Repayment	(74,300)	(76,017)
Others	5,175	1,270
Ending	43,867	40,992
CellinCells Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	37	37
Borrowing	0	0
Repayment	0	0
Others	(24)	0
Ending	13	37
Jungdo Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	4	4
Borrowing	0	0
Repayment	0	0
Others	0	0
Ending	4	4
Dae-A Leisure Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	150	154
Borrowing	0	0
Repayment	0	0
Others	(150)	(4)
Ending	0	150
Aju Good Technology Venture Fund
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1,202	7,222
Borrowing	0	1,323
Repayment	0	(7,900)
Others	607	557
Ending	1,809	1,202
RAND Bio Science Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	4	3
Borrowing	0	0
Repayment	0	0
Others	0	1
Ending	4	4
Food Factory Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	629	664
Borrowing	0	0
Repayment	0	0
Others	278	(35)
Ending	907	629
Big Dipper Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	40	19
Borrowing	0	0
Repayment	0	0
Others	83	21
Ending	123	40
Computerlife Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	0	3
Borrowing		0
Repayment		0
Others		(3)
Ending		0
Skydigital Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	65	10
Borrowing	0	0
Repayment	0	0
Others	(35)	55
Ending	30	65
KB-KDBC Pre-IPO New Technology Business Investment Fund
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	46	317
Borrowing	0	0
Repayment	0	0
Others	(7)	(271)
Ending	39	46
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	0	1,526
Borrowing		0
Repayment		0
Others		(1,526)
Ending		0
Paycoms Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	0	1
Borrowing		0
Repayment		0
Others		(1)
Ending		0
Spark Biopharma Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	11,419	17,534
Borrowing	32,649	26,369
Repayment	(38,908)	(30,779)
Others	(401)	(1,705)
Ending	4,759	11,419
WJ Private Equity Fund No.1
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	103	221
Borrowing	0	0
Repayment	0	0
Others	(57)	(118)
Ending	46	103
UPRISE, Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	0	27
Borrowing		0
Repayment		0
Others		(27)
Ending		0
COSES GT Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1	1,213
Borrowing	0	0
Repayment	0	0
Others	(1)	(1,212)
Ending	0	1
S&E Bio Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	2,342	6,419
Borrowing	990	2,500
Repayment	(1,490)	(2,000)
Others	(1,070)	(4,577)
Ending	772	2,342
4N Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	49	5
Borrowing	0	0
Repayment	0	0
Others	(45)	44
Ending	4	49
Contents First
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1,072	5,010
Borrowing	0	6,000
Repayment	0	(10,000)
Others	(343)	62
Ending	729	1,072
December & Company Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	0	1
Borrowing		0
Repayment		0
Others		(1)
Ending		0
Key management personnel
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	15,902	17,619
Borrowing	26,709	22,358
Repayment	(22,264)	(20,389)
Others	(4,982)	(3,686)
Ending	15,365	15,902
Wyatt Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1	1
Borrowing	0	0
Repayment	0	0
Others	0	0
Ending	1	1
SuperNGine Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	69	17
Borrowing	0	0
Repayment	0	0
Others	148	52
Ending	217	69
Desilo Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	3	1
Borrowing	0	1
Repayment	0	0
Others	0	1
Ending	3	3
Turing Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1,726	2,788
Borrowing	1,000	700
Repayment	(1,700)	0
Others	(207)	(1,762)
Ending	819	1,726
IGGYMOB Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	0	254
Borrowing		0
Repayment		0
Others		(254)
Ending		0
Iwon Alloy Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1	1
Borrowing	0	0
Repayment	0	0
Others	1	0
Ending	2	1
KB No.21 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	2,261	2,263
Borrowing	2,115	2,050
Repayment	(2,050)	(2,000)
Others	(79)	(52)
Ending	2,247	2,261
KB No.22 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1,848	1,948
Borrowing	0	0
Repayment	0	0
Others	(1,848)	(100)
Ending	0	1,848
KB No.23 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	0	2,205
Borrowing		2,089
Repayment		(4,223)
Others		(71)
Ending		0
KB No.24 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	0	9,983
Borrowing		0
Repayment		0
Others		(9,983)
Ending		0
Pin Therapeutics Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	265	6,033
Borrowing	14,000	7,217
Repayment	(4,000)	(12,017)
Others	868	(968)
Ending	11,133	265
TMAP Mobility Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	80,016	30,000
Borrowing	360,000	170,000
Repayment	(340,000)	(120,000)
Others	(6)	16
Ending	100,010	80,016
Nextrade Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	56,203	56,202
Borrowing	6,000	0
Repayment	(47,200)	0
Others	278	1
Ending	15,281	56,203
ZIPDOC Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	181	915
Borrowing	0	0
Repayment	0	0
Others	(180)	(734)
Ending	1	181
TeamSparta Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	7,672	12,502
Borrowing	3,000	7,000
Repayment	(6,000)	(8,000)
Others	13,963	(3,830)
Ending	18,635	7,672
Chabot Mobility Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	164
Borrowing	300
Repayment	0
Others	167
Ending	631	164
Wemade Connect Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	8,843	10,370
Borrowing	24,056	31,000
Repayment	(27,556)	(30,217)
Others	122	(2,310)
Ending	5,465	8,843
Channel Corporation
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	2,030	3,000
Borrowing	0	7,000
Repayment	(2,000)	(8,000)
Others	(24)	30
Ending	6	2,030
KG Capital Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	0	10
Borrowing		0
Repayment		0
Others		(10)
Ending		0
KB No.25 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1,586	0
Borrowing	1,545	1,500
Repayment	(1,500)	0
Others	(86)	86
Ending	1,545	1,586
KB No.26 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1,761	0
Borrowing	1,724	1,670
Repayment	(1,670)	0
Others	(52)	91
Ending	1,763	1,761
KB No.27 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	4,497	0
Borrowing	4,532	4,390
Repayment	(4,390)	0
Others	(26)	107
Ending	4,613	4,497
KAELEEWALEE GLOBAL SAELAENJINSAMO INVESTMENT JE2HO LIMITED PARTNERSHIP
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	3,790	0
Borrowing		3,983
Repayment		0
Others		(193)
Ending		3,790
Bitgoeul Cheomdan Green 1st Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	833	0
Borrowing	0	0
Repayment	0	0
Others	406	833
Ending	1,239	833
KB-FT Green Growth No.1 New Technology Business Investment Association
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	700	0
Borrowing	0	700
Repayment	(700)	0
Others	0	0
Ending	0	700
Bigwave Robotics Crop.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	4	0
Borrowing	501	0
Repayment	0	0
Others	(4)	4
Ending	501	4
3D Interactive Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1,501	0
Borrowing	0	2,000
Repayment	0	(2,000)
Others	278	1,501
Ending	1,779	1,501
AIM FUTURE, Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	3,393	0
Borrowing	1,000	3,000
Repayment	(4,000)	0
Others	367	393
Ending	760	3,393
New Daegu Busan Expressway Co., Ltd
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	146,169	0
Borrowing	104,500	0
Repayment	(93,932)	0
Others	(6,730)	146,169
Ending	150,007	146,169
Novorex Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	7	0
Borrowing	0	0
Repayment	0	0
Others	(1)	7
Ending	6	7
Xenohelix Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	904	0
Borrowing	0	0
Repayment	0	0
Others	(602)	904
Ending	302	904
ASSEMBLE CORPORATION
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	78	915
Borrowing	0	0
Repayment	0	0
Others	(60)	(837)
Ending	18	78
Newavel Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	46	623
Borrowing	0	0
Repayment	0	0
Others	(46)	(577)
Ending	0	46
KB No.28 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	0
Borrowing	1,890
Repayment	0
Others	20
Ending	1,910	0
KB No.29 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	0
Borrowing	2,100
Repayment	0
Others	238
Ending	2,338	0
KB No.30 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	0
Borrowing	1,500
Repayment	0
Others	286
Ending	1,786	0
KB No.31 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	0
Borrowing	2,000
Repayment	0
Others	352
Ending	2,352	0
KY Global Cell & Gene Private Equity Fund 2nd
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	3,790
Borrowing	2,910
Repayment	(308)
Others	(6,392)
Ending	0	3,790
ADP Holdings Co., Ltd
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	0
Borrowing	6,094
Repayment	(4,037)
Others	1
Ending	2,058	0
ADPGREEN
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	0
Borrowing	10,551
Repayment	(9,001)
Others	252
Ending	1,802	0
Logpresso Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	0
Borrowing	100
Repayment	(200)
Others	557
Ending	457	0
DYNE MEDICAL GROUP Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	0
Borrowing	5,150
Repayment	(7,800)
Others	6,463
Ending	3,813	0
Onheal Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	0
Borrowing	0
Repayment	0
Others	5,001
Ending	5,001	0
TriOar Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	0
Borrowing	10,500
Repayment	(8,500)
Others	4,054
Ending	6,054	0
Yeoulhyulgangho
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	0
Borrowing	200
Repayment	0
Others	256
Ending	456	0
SDT Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	0
Borrowing	0
Repayment	(1,000)
Others	1,000
Ending	0	0
Allra Fintech Corp.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	0
Borrowing	12,500
Repayment	(19,500)
Others	8,671
Ending	₩ 1,671	₩ 0